ADVISERS INVESTMENT TRUST
IFP US EQUITY FUND
SCHEDULE OF INVESTMENTS
December 31, 2020 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	97.5%
Biotechnology	4.8%
Corteva Inc.		2,341,759	$90,672,908
Commercial Services	2.4%
Terminix Global Holdings Inc.(a)		893,132	45,558,663
Computers & Peripherals	6.3%
Apple Inc.		368,235	48,861,102
International Business Machines Corp.		562,093	70,756,267
			119,617,369
Diversified Financials	6.1%
CME Group, Inc.		205,578	37,425,475
S&P Global Inc.		87,411	28,734,618
Western Union Co.		2,270,218	49,808,583
			115,968,676
Diversified Support Services	2.4%
IAA Inc.(a)		685,812	44,564,064
Health Care Equipment & Supplies	2.9%
Alcon Inc.(a)		837,397	55,656,206
Insurance	4.5%
Aon PLC - Class A		403,006	85,143,078
Internet Software & Services	10.1%
Alphabet Inc. - Class A(a)		25,450	44,604,688
Booking Holdings Inc.(a)		42,163	93,908,385
eBay Inc.		1,026,511	51,582,178
			190,095,251
IT Services	3.7%
Accenture PLC - Class A		269,713	70,451,733
Media	12.1%
Fox Corp. - Class A		2,708,758	78,879,033
News Corp. - Class A		3,916,271	70,375,390
News Corp. - Class B		1,566,403	27,834,981
World Wrestling Entertainment Inc. - Class A		1,061,390	50,999,790
			228,089,194
Pharmaceuticals	10.7%
Bristol-Myers Squibb Co.		1,063,896	65,993,469
Johnson & Johnson		501,868	78,983,985
Novartis A.G. - REG		608,704	57,515,068
			202,492,522
Software	13.7%
Autodesk Inc.(a)		64,184	19,597,943
Electronic Arts Inc.		428,144	61,481,478
Microsoft Corp.		341,883	76,041,617
Oracle Corp.		1,584,600	102,507,774
			259,628,812
See Notes to Schedule of Investments.
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ADVISERS INVESTMENT TRUST
IFP US EQUITY FUND
SCHEDULE OF INVESTMENTS
December 31, 2020 (Unaudited)

	Percentage of Net Assets	Shares	Value
Tobacco	12.8%
Altria Group Inc.		1,439,877	$59,034,957
British American Tobacco PLC		1,849,131	68,476,837
Philip Morris International Inc.		1,378,930	114,161,614
			241,673,408
Toys/Games/Hobbies	5.0%
Nintendo Co. Ltd.		148,717	94,814,199
TOTAL COMMON STOCKS (Cost $1,383,885,793)			1,844,426,083
TOTAL INVESTMENTS (Cost $1,383,885,793)	97.5%		1,844,426,083
NET OTHER ASSETS (LIABILITIES)	2.5%		48,175,808
NET ASSETS	100.0%		$1,892,601,891

(a)Non-income producing security.

Abbreviations:
REG – Registered
At December 31, 2020, the Fund’s investments were concentrated in the following countries:
Country Allocation	Percentage of Net Assets
United States	82.9%
Switzerland	6.0
Japan	5.0
United Kingdom	3.6
Total	97.5%
See Notes to Schedule of Investments.
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